FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 7:- FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Group measures its foreign currency derivative instruments and marketable securities, at fair value. Investments in foreign currency derivative instruments and marketable securities are classified within Level 2 of the fair value hierarchy. This is because these assets (liabilities) are valued using alternative pricing sources and models utilizing market observable inputs.

The Group’s financial assets and liabilities measured at fair value on a recurring basis consisted of the following types of instruments as of the following dates:

	December 31, 2025
	Fair value measurements using input type
	Level 2	NAV
Marketable securities	$27,350	$-
Financial investments (see also Note 10d)	-	2,790
Financial assets related to foreign currency derivative hedging contracts	7,470	-
Total financial net assets as of December 31, 2025	$34,820	$2,790

	December 31, 2024
	Fair value measurements using input type
	Level 2	NAV
Marketable securities	$31,944	$-
Financial investments (see also Note 10d)	-	3,008
Financial assets related to foreign currency derivative hedging contracts	2,430	-
Total financial net assets as of December 31, 2024	$34,374	$3,008

As of December 31, 2025, and 2024 the financial investments measured using NAV included two Secured Bridge Loans Funds that offer short-term loans to various consumers, which are secured by real-estate assets and vehicles.

One investment fund can be redeemed by the investees during the next five years. The fair value of this investment in this class has been estimated using the net asset value (“NAV”) of the Group’s ownership interest in partners’ capital. The carrying amount of this investment was $833 and $1,329 as of December 31, 2025, and 2024, respectively.

The second investment in an equity fund is locked up until its maturity after five years from the investment date. The fair value of this investment in this class has been estimated using the NAV of the Group’s ownership interest in partners’ capital. The carrying amount of this investment was $1,957 and $1,679 as of December 31, 2025, and 2024, respectively.

Gains (losses) from the financial investments amounted to $(462), $(265) and $336 for the years ended December 31, 2025, 2024 and 2023 respectively.